FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about contractual maturities relating to their undiscounted cash flows (Details) - CAD ($)
$ in Thousands
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 47,097	$ 20,007
Long-term debt	25
Bank borrowings, undiscounted cash flows	47,122
Contractual Cash Flows
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	47,097
Long-term debt	85
Bank borrowings, undiscounted cash flows	47,182
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	47,097
Long-term debt	60
Bank borrowings, undiscounted cash flows	47,157
1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	25
Bank borrowings, undiscounted cash flows	25
3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Bank borrowings, undiscounted cash flows	0
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Bank borrowings, undiscounted cash flows	$ 0